Commitments and Contingencies (Pasadena) (Narrative) (Details) - Pasadena Texas Member [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2012
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 10.4
Years to complete environmental remediation	until 2042
Total anticipated exposure at this site		$ 13.0
Change in estimated exposure	$ 0.0